Property and Equipment - Schedule of Property Plant and Equipment Include In Continuing Operations (Detail) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property Plant And Equipment
Less: accumulated depreciation	$ (645,114)	$ (622,714)	$ (530,116)
Property and equipment, net	170,447	192,846	254,974
Continuing Operations [Member]
Property Plant And Equipment
Property and equipment, gross	815,561	815,561	785,090
Less: accumulated depreciation	(645,114)	(622,715)	(530,116)
Property and equipment, net	170,447	192,846	254,974
Discontinued Operations [Member]
Property Plant And Equipment
Property and equipment, gross		246,267
Less: accumulated depreciation		(182,883)
Property and equipment, net		63,384
Lab Equipment [Member] | Continuing Operations [Member]
Property Plant And Equipment
Property and equipment, gross	696,648	696,648	666,178
Lab Equipment [Member] | Discontinued Operations [Member]
Property Plant And Equipment
Property and equipment, gross		216,210
Leasehold Improvements [Member] | Continuing Operations [Member]
Property Plant And Equipment
Property and equipment, gross	115,333	115,333	115,333
Furniture and Fixtures [Member] | Continuing Operations [Member]
Property Plant And Equipment
Property and equipment, gross	$ 3,580	3,580	$ 3,579
Furniture and Fixtures [Member] | Discontinued Operations [Member]
Property Plant And Equipment
Property and equipment, gross		$ 30,057